Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE	$ 117	$ 262	$ 251	$ 564	$ 967	$ 74,650
COST OF REVENUE	208	230	385	467	808	74,177
GROSS PROFIT (LOSS)	(91)	32	(134)	97	159	473
OPERATING EXPENSES
Amortization of Intangible Assets	450		900
General and administrative	709	510	2,798	1,000	2,305	3,769
Loss on disposal and impairment of assets						1,917
TOTAL OPERATING EXPENSES	1,159	510	3,698	1,000	2,305	5,686
OPERATING LOSS	(1,250)	(478)	(3,832)	(903)	(2,146)	(5,213)
OTHER INCOME
Other income	18	2,319	81	2,539	2,482	(331)
Interest expense	(4)	(9)	(7)	(69)	(1,092)	(978)
Gain on derivative liability		26	3	25	30	524
Gain from Change in extinguishment of debt						99
Gain from Change in fair value of stock-based liabilities		34	359	(20)	(560)	2,314
TOTAL OTHER INCOME	14	2,370	436	2,475	860	1,628
NET INCOME (LOSS) BEFORE CONTROLLING INTEREST	(1,236)	1,892	(3,396)	1,572	(1,286)	(3,585)
NET INCOME ATTRIBUTILE TO NON-CONTROLLING INTEREST		(27)	(3)	(27)	(34)	23
NET LOSS ATTRIBUTILE TO NET INCOME (LOSS) ATTRIBUTILE TO CUENTAS INC.	$ (1,236)	$ 1,865	$ (3,399)	$ 1,545	$ (1,320)	$ (3,562)
Net income (loss) per basic share	$ (0.20)	$ 0.91	$ (0.59)	$ 0.80
Net income (loss) per diluted share	$ (0.20)	$ 0.74	$ (0.59)	$ 0.66
Basic and Diluted net loss per share					$ (0.58)	$ (2.90)
Weighted average number of basic common shares outstanding	6,159,255	2,058,110	5,736,822	1,938,005
Weighted average number of diluted common shares outstanding	6,159,255	2,516,405	5,736,822	2,351,507
Weighted average number of basic and diluted common shares outstanding					2,284,702	1,227,992